Securities - Summary of Securities (Parenthetical) (Detail) $ in Millions	3 Months Ended
Oct. 31, 2024 CAD ($)
Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Realized gain (loss) on disposal of debt securities	$ 0